Goodwill and Intangible Assets Textual - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization of Intangible Assets	$ 1,217	$ 838	$ 0